Significant Accounting Policies (Schedule of Deferred Revenue in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Beginning of year	$ 6,867	$ 2,534
Deferral of revenue	6,948	6,245
Recognition of deferred revenue	(4,248)	(1,912)
Balance at end of year	$ 9,567	$ 6,867